FAIR VALUE OF FINANCIAL INSTRUMENTS	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 9. FAIR VALUE MEASUREMENTS

At March 31, 2021 and December 31, 2020, assets held in the Trust Account were comprised of $115,003,881 and $115,002,152 in money market funds, which are invested in U.S. Treasury Securities, respectively. During the three months ended March 31, 2021 and year ended December 31, 2020, the Company did not withdraw any interest income from the Trust Account.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:    Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:    Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:    Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

At March 31, 2021, there were 3,833,333 Public Warrants and 135,000 Private Placement Warrants outstanding.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at March 31, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		March 31,	December 31,
Description	Level	2021	2020
Assets:
Cash and cash equivalents held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$115,003,880	$115,002,152

Liabilities:
Warrant Liability – Public Warrants	1	$12,534,999	$4,370,000
Warrant Liability – Private Placement Warrants	3	$510,300	$115,250

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as January 1, 2021	$155,250	$4,370,000	$4,525,250
Change in valuation inputs or other assumptions	355,050	8,164,999	8,520,049
Fair value as of March 31, 2021	$510,300	$12,534,999	$13,045,299

There were no transfers in or out of Level 3 from other levels in the fair value hierarchy.

The key inputs into the binomial lattice simulation model for the Private Placement Warrants were as follows at March 31, 2021 and December 31, 2020:

	March	December
Input	31, 2021	31, 2020
Risk-free interest rate	0.94%	0.41%
Trading days per year	252	252
Expected volatility	34.0%	18.6%
Exercise price	$11.50	$11.50
Stock Price	$11.92	$10.15

NOTE 11. FAIR VALUE MEASUREMENTS

At December 31, 2020, assets held in the Trust Account were comprised of $115,002,152 in money market funds, which are invested in U.S. Treasury Securities. During the period from June 10, 2020 (inception) through December 31, 2020, the Company did not withdraw any interest income from the Trust Account.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

		December 31,
	Level	2020
Assets:
Cash and cash equivalents held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$115,002,152

Liabilities:
Warrant Liability - Public Warrants	1	$4,370,000
Warrant Liability - Private Placement Warrants	3	$155,250

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on our balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statement of operations.

The Private Placement Warrants were initially valued using a binomial lattice model, which is considered to be a Level 3 fair value measurement. The binomial lattice model’s primary unobservable input utilized in determining the fair value of the Private Placement Warrants is the expected volatility of the common stock. The expected volatility as of the IPO date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of subsequent valuation dates will be implied from the Company’s own public warrant pricing. A binomial lattice model methodology was also used in estimating the fair value of the Public Warrants for periods where no observable traded price was available, using the same expected volatility as was used in measuring the fair value of the Private Placement Warrants. For periods subsequent to the detachment of the Warrants from the Units, the close price of the Public Warrant price will be used as the fair value as of each relevant date. As of December 31, 2020, the significant assumptions used in preparing the option pricing model for valuing the warrant liability of the Private Placement Warrants include (i) volatility of 18.6%, (ii) risk-free interest rate of 0.41%, (iii) strike price ($11.50), (iv) fair value of common stock ($10.15), and (v) expected life of 4.4 years.

The key inputs into the binomial lattice simulation model for the Private Placement Warrants and Public Warrants were as follows at initial measurement, September 30, 2020 and December 31, 2020 (Private Warrants only):

	September 9,
	2020 (Initial	September 30,	December 31,
Input	Measurement)	2020	2020
Risk-free interest rate	0.34%	0.34%	0.34%
Trading days per year	252	252	252
Expected volatility	27.0%	27.0%	27.0%
Exercise price	$11.50	$11.50	$11.50
Stock Price	$10.00	$10.00	$10.00

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of June 10, 2020 (inception)	$—	$—	$—
Initial measurement on September 9, 2020	48,600	1,380,000	1,428,600
Change in valuation inputs or other assumptions	106,650	2,990,000	3,096,650
Fair value as of December 31, 2020	$155,250	$4,370,000	$4,525,250

On October 26, 2020, our Publicly Warrants were separated from our Units and began trading, at which point the Warrant Liability related to the Publicly Warrants transferred from a Level 3 liability to a Level 1 liability. The value of the Publicly Warrants upon transfer was $3,545,833. The value of the Public Warrants at 12/31/20 was $4,370,000.

Q S I Operations Inc
FAIR VALUE OF FINANCIAL INSTRUMENTS

3. FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value estimates of financial instruments are made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair value.

The Company measures fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The Company utilizes a three-tier hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

•	Level 1 - Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access.
•

Level 2 - Valuations based on quoted prices for similar assets or liabilities, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.

•	Level 3 - Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The carrying value of cash and cash equivalents, notes receivable, accounts payable and accrued expenses and other current liabilities approximates their fair values due to the short-term or on demand nature of these instruments.

There were no transfers between fair value measurement levels during the three months ended March 31, 2021. The Company had $25,510 and $36,040 of money market funds included in cash and cash equivalents as of March 31, 2021 and December 31, 2020, respectively. These assets were valued using quoted market prices and accordingly were classified as Level 1. The fair value of the notes payable using Level 2 inputs was deemed to approximate carrying value as of March 31, 2021. The Company has no assets or liabilities valued with Level 3 inputs.

3.     FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value estimates of financial instruments are made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair value.

The Company measures fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The Company utilizes a three-tier hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

•	Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access.
•

Level 2 — Valuations based on quoted prices for similar assets or liabilities, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.

•

Level 3 — Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. The Company has no assets or liabilities valued with Level 3 inputs.

The carrying value of cash and cash equivalents, notes receivable, accounts payable and accrued expenses and other current liabilities approximates their fair values due to the short-term or on demand nature of these instruments.

There were no transfers between fair value measurement levels during the years ended December 31, 2020 and 2019.

The Company had $36,040 and $31,895 of money market funds included in cash and cash equivalents as of December 31, 2020 and 2019, respectively. These assets were valued using quoted market prices and accordingly were classified as Level 1. The fair value of the notes payable using Level 2 inputs was deemed to approximate carrying value as of December 31, 2020.